UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.    Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

QUARTERLY REPORT
March 31, 2016

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 5.7%
P-1, A-1	Atlantic Asset Securitization LLC (a)(b)	0.450%	04/04/2016	04/04/2016	$100,000,000	$99,996,250
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.400%	04/20/2016	04/20/2016	95,335,000	95,314,874
P-1, A-1	Collateralized Commercial Paper Co. LLC (b)(c)	0.803%	04/25/2016	07/25/2016	100,000,000	100,000,000
P-1, A-1+	Kells Funding LLC (a)(b)	0.581%	05/05/2016	05/05/2016	100,000,000	99,945,222
P-1, A-1+	Kells Funding LLC (a)(b)	0.601%	05/24/2016	05/24/2016	125,000,000	124,889,583
P-1, A-1+	Kells Funding LLC (a)(b)	0.601%	05/26/2016	05/26/2016	200,000,000	199,816,667
P-1, A-1+	Kells Funding LLC (a)(b)	0.611%	06/06/2016	06/06/2016	100,000,000	99,888,167
P-1, A-1+	Kells Funding LLC (a)(b)	0.611%	06/06/2016	06/06/2016	90,000,000	89,899,350
P-1, A-1+	Kells Funding LLC (a)(b)	0.631%	07/05/2016	07/05/2016	100,000,000	99,833,750
P-1, A-1	Liberty Funding LLC (a)(b)	0.611%	05/19/2016	05/19/2016	50,000,000	49,959,333
P-1, A-1	Liberty Funding LLC (a)(b)	0.670%	07/07/2016	07/07/2016	125,000,000	124,774,340
P-1, A-1	Liberty Street Funding LLC (a)(b)	0.400%	04/27/2016	04/27/2016	79,000,000	78,977,178
P-1, A-1	Ridgefield Funding Co. LLC (a)(b)	0.440%	05/02/2016	05/02/2016	125,000,000	124,952,639
TOTAL ASSET BACKED COMMERCIAL PAPER						1,388,247,353

	CERTIFICATES OF DEPOSIT — 40.9%
P-1, A-1	Bank of Montreal	0.300%	04/05/2016	04/05/2016	113,000,000	113,000,000
P-1, A-1	Bank of Montreal	0.300%	04/06/2016	04/06/2016	90,000,000	90,000,000
P-1, A-1	Bank of Montreal	0.390%	04/11/2016	04/11/2016	68,000,000	68,000,000
P-1, A-1	Bank of Montreal	0.560%	07/05/2016	07/05/2016	117,000,000	117,000,000
P-1, A-1	Bank of Montreal	0.600%	04/08/2016	04/08/2016	47,000,000	47,000,000
P-1, A-1	Bank of Montreal (c)	0.788%	04/08/2016	07/08/2016	28,000,000	28,000,000
P-1, A-1	Bank of Nova Scotia	0.621%	04/07/2016	04/07/2016	140,000,000	140,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.631%	04/05/2016	05/05/2016	160,000,000	160,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.782%	04/25/2016	09/23/2016	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.380%	04/01/2016	04/01/2016	225,000,000	225,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.650%	06/23/2016	06/23/2016	125,000,000	125,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.690%	06/01/2016	06/01/2016	150,000,000	150,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	05/05/2016	05/05/2016	150,000,000	150,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	05/16/2016	05/16/2016	225,000,000	225,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	06/01/2016	06/01/2016	200,000,000	200,000,000
P-1, A-1	BNP Paribas	0.420%	04/01/2016	04/01/2016	200,000,000	200,000,000
P-1, A-1	BNP Paribas	0.600%	06/01/2016	06/01/2016	150,000,000	150,000,000
P-1, A-1	BNP Paribas	0.600%	06/03/2016	06/03/2016	150,000,000	150,000,000
P-1, A-1	BNP Paribas	0.670%	06/03/2016	06/03/2016	100,000,000	100,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.310%	04/05/2016	04/05/2016	120,000,000	120,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.310%	04/06/2016	04/06/2016	173,000,000	173,000,000
P-1, A-1	Chase Bank USA NA	0.592%	04/21/2016	04/21/2016	126,000,000	126,000,000
P-1, A-1	Chase Bank USA NA (c)	0.623%	04/26/2016	05/26/2016	75,000,000	75,000,000
P-1, A-1	Chase Bank USA NA (c)	0.652%	04/11/2016	06/10/2016	150,000,000	150,000,000
P-1, A-1	Citibank NA	0.640%	06/02/2016	06/02/2016	100,000,000	100,000,000
P-1, A-1	Citibank NA	0.650%	05/20/2016	05/20/2016	100,000,000	100,000,000
P-1, A-1+	Commonwealth Bank of Australia (a)	0.655%	07/07/2016	07/07/2016	75,000,000	75,001,008
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.620%	05/09/2016	05/09/2016	200,000,000	200,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.720%	05/02/2016	05/02/2016	200,000,000	200,000,000
P-1, A-1	Credit Suisse (c)	0.703%	04/27/2016	05/02/2016	200,000,000	200,000,000
P-1, A-1	Credit Suisse	0.710%	04/18/2016	04/18/2016	150,000,000	150,000,000
P-1, A-1	Credit Suisse	0.810%	06/07/2016	06/07/2016	150,000,000	150,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	ING Bank NV	0.320%	07/01/2016	07/01/2016	$150,000,000	$150,000,000
P-1, A-1	ING Bank NV	0.700%	06/02/2016	06/02/2016	250,000,000	250,000,000
P-1, A-1	ING Bank NV	0.700%	06/06/2016	06/06/2016	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.700%	07/14/2016	07/14/2016	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.720%	06/03/2016	06/03/2016	100,000,000	100,000,000
P-1, A-1	KBC Bank NV	0.380%	04/05/2016	04/05/2016	400,000,000	400,000,000
P-1, A-1	Lloyds Bank PLC	0.620%	06/07/2016	06/07/2016	135,000,000	135,000,000
P-1, A-1	Lloyds Bank PLC (c)	0.823%	04/28/2016	08/03/2016	100,000,000	100,000,000
P-1, A-1+	National Australia Bank Ltd.	0.725%	06/14/2016	06/14/2016	50,000,000	50,000,512
P-1, A-1	Norinchukin Bank	0.400%	04/07/2016	04/07/2016	150,000,000	150,000,000
P-1, A-1	Norinchukin Bank	0.400%	04/18/2016	04/18/2016	210,000,000	210,000,000
P-1, A-1	Norinchukin Bank	0.400%	04/29/2016	04/29/2016	150,000,000	150,000,000
P-1, A-1	Norinchukin Bank	0.430%	04/06/2016	04/06/2016	150,000,000	150,000,000
P-1, A-1	Norinchukin Bank	0.650%	07/07/2016	07/07/2016	100,050,000	100,060,745
P-1, A-1	Rabobank Nederland NV	0.608%	04/13/2016	04/13/2016	120,000,000	120,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.753%	04/04/2016	10/03/2016	100,000,000	100,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.791%	04/18/2016	09/16/2016	250,000,000	250,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.792%	04/12/2016	09/12/2016	125,000,000	125,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.578%	04/13/2016	05/13/2016	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.582%	04/20/2016	05/20/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.782%	04/11/2016	09/09/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.791%	04/07/2016	07/07/2016	100,000,000	100,000,000
P-1, A-1	Societe Generale	0.610%	05/02/2016	05/02/2016	100,000,000	100,000,000
P-1, A-1	Standard Chartered Bank (a)	0.620%	04/21/2016	04/21/2016	65,000,000	65,000,000
P-1, A-1	Standard Chartered Bank (a)	0.620%	04/22/2016	04/22/2016	100,000,000	100,000,000
P-1, A-1	Standard Chartered Bank (a)	0.620%	05/02/2016	05/02/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.610%	05/17/2016	05/17/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.610%	06/06/2016	06/06/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	05/26/2016	05/26/2016	150,000,000	149,998,857
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	06/15/2016	06/15/2016	125,000,000	125,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.410%	04/01/2016	04/01/2016	125,000,000	125,000,000
P-1, A-1+	Toronto Dominion Bank	0.490%	05/19/2016	05/19/2016	150,000,000	150,000,000
P-1, A-1+	Toronto Dominion Bank	0.601%	04/05/2016	04/05/2016	67,000,000	67,000,000
P-1, A-1+	Toronto Dominion Bank	0.620%	04/18/2016	04/18/2016	75,000,000	75,000,000
P-1, A-1+	Toronto Dominion Bank	0.651%	05/05/2016	05/05/2016	99,500,000	99,500,000
P-1, A-1+	Toronto Dominion Bank (c)	0.782%	04/21/2016	07/21/2016	146,000,000	146,000,000
P-1, A-1	UBS AG	0.691%	04/18/2016	04/18/2016	200,000,000	200,000,000
P-1, A-1	UBS AG (c)	0.695%	04/04/2016	05/03/2016	275,000,000	275,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.590%	04/01/2016	04/04/2016	39,000,000	39,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.590%	04/01/2016	04/08/2016	125,000,000	125,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.785%	04/04/2016	09/02/2016	175,000,000	175,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.788%	04/11/2016	07/08/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.791%	04/07/2016	09/07/2016	100,000,000	100,000,000
TOTAL CERTIFICATES OF DEPOSIT						9,921,561,122

	FINANCIAL COMPANY COMMERCIAL PAPER — 25.3%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)	0.548%	04/04/2016	05/04/2016	93,000,000	92,999,562
P-1, A-1	BNP Paribas (a)(b)	0.300%	04/01/2016	04/01/2016	100,000,000	100,000,000
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.581%	05/02/2016	05/02/2016	135,000,000	134,932,575
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.591%	05/24/2016	05/24/2016	175,000,000	174,847,993
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.601%	07/05/2016	07/05/2016	100,000,000	99,841,667

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	0.613%	04/26/2016	04/26/2016	$70,000,000	$70,000,000
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.400%	04/04/2016	04/04/2016	125,000,000	124,995,833
P-1, A-1+	DBS Bank, Ltd. (a)(b)	0.400%	04/18/2016	04/18/2016	75,000,000	74,985,833
P-1, A-1	DnB Bank ASA (a)(b)	0.606%	06/22/2016	06/22/2016	100,000,000	99,862,194
P-1, A-1	DnB Bank ASA (a)(b)	0.680%	07/20/2016	07/20/2016	110,000,000	109,769,764
P-1, A-1	DnB Bank ASA (a)(b)	0.732%	06/17/2016	06/17/2016	200,000,000	199,687,722
P-1, A-1	DnB Bank ASA (a)(b)	0.636%	06/10/2016	06/10/2016	93,000,000	92,885,171
P-1, A-1	DnB Bank ASA (a)(b)	0.672%	07/05/2016	07/05/2016	200,000,000	199,646,389
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.621%	05/10/2016	05/10/2016	125,000,000	124,916,042
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.640%	07/14/2016	07/14/2016	92,900,000	92,729,580
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.651%	06/23/2016	06/23/2016	100,000,000	99,850,139
P-1, A-1+	General Electric Capital Corp. (b)	0.350%	04/01/2016	04/01/2016	125,000,000	125,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)	0.641%	04/18/2016	05/16/2016	250,000,000	250,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)	0.659%	04/01/2016	06/01/2016	150,000,000	150,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)	0.803%	04/25/2016	07/25/2016	150,000,000	150,000,000
P-1, A-1+	Kreditanstalt fuer Wieerauflabu (a)(b)	0.400%	04/21/2016	04/21/2016	100,000,000	99,977,778
P-1, A-1+	National Australia Bank Ltd. (a)(b)	0.611%	04/06/2016	04/06/2016	106,000,000	106,000,000
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(b)	0.561%	04/29/2016	04/29/2016	100,000,000	99,956,445
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(b)	0.571%	05/12/2016	05/12/2016	100,000,000	99,935,083
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(b)	0.651%	05/25/2016	05/25/2016	100,000,000	99,902,500
P-1, A-1+	Nordea Bank AB (a)(b)	0.616%	06/14/2016	06/14/2016	125,000,000	124,841,979
P-1, A-1+	Nordea Bank AB (a)(b)	0.662%	07/20/2016	07/20/2016	120,000,000	119,758,000
P-1, A-1+	Novartis Finance Corp. (a)(b)	0.410%	04/19/2016	04/19/2016	105,000,000	104,978,475
P-1, A-1+	Novartis Finance Corp. (a)(b)	0.410%	04/20/2016	04/20/2016	80,000,000	79,982,689
P-1, A-1+	Novartis Securities Investment Ltd. (a)(b)	0.380%	04/01/2016	04/01/2016	64,700,000	64,700,000
P-1, A-1+	Novartis Securities Investment Ltd. (a)(b)	0.410%	04/06/2016	04/06/2016	102,000,000	101,994,192
P-1, A-1+	NRW.Bank (a)(b)	0.415%	04/01/2016	04/01/2016	75,000,000	75,000,000
P-1, A-1+	NRW.Bank (a)(b)	0.435%	04/21/2016	04/21/2016	200,000,000	199,951,667
P-1, A-1+	NRW.Bank (a)(b)	0.440%	04/08/2016	04/08/2016	200,000,000	199,982,889
P-1, A-1+	NRW.Bank (a)(b)	0.450%	04/25/2016	04/25/2016	40,000,000	39,988,000
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.672%	07/05/2016	07/05/2016	93,000,000	92,835,571
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.672%	07/15/2016	07/15/2016	125,000,000	124,753,906
P-1, A-1	Societe Generale (b)	0.672%	08/01/2016	08/01/2016	112,250,000	111,995,130
P-1, A-1	Societe Generale (b)	0.702%	07/01/2016	07/01/2016	285,000,000	284,495,708
P-1, A-1	Standard Chartered Bank (a)(b)	0.611%	05/23/2016	05/23/2016	100,000,000	99,911,889
P-1, A-1	Standard Chartered Bank (a)(b)	0.621%	04/20/2016	04/20/2016	135,000,000	134,955,825
P-1, A-1	Standard Chartered Bank (a)(b)	0.651%	04/11/2016	04/11/2016	90,000,000	89,983,750
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.420%	04/12/2016	04/12/2016	100,000,000	99,987,167
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.611%	05/18/2016	05/18/2016	200,000,000	199,840,722
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.702%	05/19/2016	05/19/2016	125,000,000	124,883,333
P-1, A-1+	Svenska Handelsbanken AB (a)(b)	0.722%	07/12/2016	07/12/2016	100,000,000	99,796,000
P-1, A-1+	Swedbank AB (b)	0.677%	07/05/2016	07/05/2016	142,000,000	141,747,063
P-1, A-1+	Swedbank AB (b)	0.677%	07/11/2016	07/11/2016	100,000,000	99,810,625
P-1, A-1+	Toyota Motor Credit Corp. (c)	0.742%	04/19/2016	07/19/2016	78,000,000	78,000,000
P-1, A-1+	Toyota Motor Credit Corp. (c)	0.748%	04/13/2016	07/14/2016	80,000,000	80,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	Westpac Banking Corp. (a)	0.552%	04/21/2016	04/21/2016	$83,000,000	$83,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						6,129,896,850

	OTHER COMMERCIAL PAPER - 0.5%
P-1, A-1	Electricite De France SA (a)(b)	0.611%	04/25/2016	04/25/2016	130,000,000	129,947,133

	GOVERNMENT AGENCY DEBT — 4.4%
P-1, A-1	Federal Home Loan Bank (d)	0.300%	05/12/2016	05/12/2016	70,000,000	69,976,083
P-1, A-1+	Federal Home Loan Bank (d)	0.308%	05/18/2016	05/18/2016	70,000,000	69,971,852
P-1, A-1+	Federal Home Loan Bank (d)	0.310%	04/08/2016	04/08/2016	74,000,000	73,995,539
P-1, A-1+	Federal Home Loan Bank (d)	0.320%	04/13/2016	04/13/2016	200,000,000	199,978,667
P-1, A-1+	Federal Home Loan Bank (d)	0.325%	04/06/2016	04/06/2016	161,000,000	160,992,732
P-1, A-1+	Federal Home Loan Bank (d)	0.334%	05/04/2016	05/04/2016	152,000,000	151,953,463
P-1, A-1+	Federal Home Loan Bank (d)	0.340%	04/01/2016	04/01/2016	140,000,000	140,000,000
P-1, A-1+	Federal Home Loan Bank (d)	0.343%	04/20/2016	04/20/2016	190,000,000	189,965,605
TOTAL GOVERNMENT AGENCY DEBT						1,056,833,941

	OTHER NOTES — 5.2%
P-1, A-1	Bank of America NA	0.590%	05/10/2016	05/10/2016	102,000,000	102,009,878
P-1, A-1	Bank of America NA (c)	0.608%	04/08/2016	04/11/2016	78,000,000	78,000,000
P-1, A-1	Bank of America NA (c)	0.608%	04/11/2016	04/12/2016	20,000,000	20,000,000
P-1, A-1	Bank of America NA	0.611%	04/06/2016	04/06/2016	90,000,000	90,000,000
P-1, A-1	Bank of America NA (c)	0.622%	04/05/2016	05/19/2016	75,000,000	75,000,000
P-1, A-1	Bank of America NA (c)	0.625%	04/04/2016	05/03/2016	78,000,000	78,000,000
P-1, A-1	Bank of America NA	0.660%	07/07/2016	07/07/2016	55,000,000	55,010,285
P-1, A-1	Bank of America NA (c)	0.786%	04/15/2016	08/15/2016	75,000,000	75,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.270%	04/01/2016	04/01/2016	32,642,000	32,642,000
P-1, A-1+	GE Capital International Funding Co. (a)	0.416%	04/15/2016	04/15/2016	90,000,000	90,017,922
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.781%	04/22/2016	08/22/2016	85,000,000	85,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.836%	06/07/2016	08/05/2016	115,000,000	115,000,000
P-1, A-1+	National Australia Bank Ltd.	0.220%	04/01/2016	04/01/2016	138,000,000	138,000,000
P-1, A-1+	Royal Bank of Canada (a)(c)	0.737%	04/07/2016	08/08/2016	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.682%	04/20/2016	08/19/2016	96,000,000	96,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.755%	06/10/2016	08/09/2016	70,000,000	70,000,000
TOTAL OTHER NOTES						1,269,680,085

	TREASURY DEBT — 3.1%
P-1, A-1+	U.S. Treasury Bill (e)	0.275%	04/07/2016	04/07/2016	170,000,000	169,992,051
P-1, A-1+	U.S. Treasury Bill (e)	0.283%	04/07/2016	04/07/2016	165,000,000	164,992,285
P-1, A-1+	U.S. Treasury Bill (e)	0.283%	04/14/2016	04/14/2016	130,000,000	129,986,757
P-1, A-1+	U.S. Treasury Bill (e)	0.283%	04/14/2016	04/14/2016	35,000,000	34,996,434
P-1, A-1+	U.S. Treasury Bill (e)	0.285%	04/07/2016	04/07/2016	140,000,000	139,993,454
P-1, A-1+	U.S. Treasury Bill (e)	0.285%	04/14/2016	04/14/2016	110,000,000	109,988,794
TOTAL TREASURY DEBT						749,949,775

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.2%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 03/20/2045 - 05/20/2045, valued at $78,540,001); expected proceeds $77,000,642	0.300%	04/05/2016	04/05/2016	77,000,000	77,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Obligations, 0.634% - 11.500% due 05/20/2016 - 03/20/2046, a U.S. Treasury Bill, 0.000% due 01/05/2017, U.S. Treasury Bonds, 2.875% - 6.500% due 11/15/2026 - 11/15/2045, U.S. Treasury Inflation Index Bonds, 1.750% - 2.125% due 01/15/2026 - 02/15/2040, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, U.S. Treasury Notes, 0.500% - 4.875% due 05/31/2016 - 08/15/2016, and a U.S. Treasury Strip, 0.000% due 11/15/2020, valued at $226,440,000); expected proceeds $222,002,035
		0.330%	04/01/2016	04/01/2016	$222,000,000	$222,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 01/01/2026 - 12/01/2045, valued at $102,000,000); expected proceeds $100,003,333	0.300%	04/01/2016	04/01/2016	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 02/01/2031 - 11/20/2045, valued at $127,501,077); expected proceeds $125,007,292	0.300%	04/06/2016	04/06/2016	125,000,000	125,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						524,000,000

	OTHER REPURCHASE AGREEMENTS — 1.7%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2016 (collateralized by various Corporate Bonds, 4.375% - 4.418% due 01/11/2022 - 11/15/2035, and U.S. Treasury Strips, 0.000% due 08/15/2017 - 02/15/2026, valued at $108,961,150); expected proceeds $105,191,625 (f)	0.730%	04/01/2016	06/16/2016	105,000,000	105,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	OTHER REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/10/2016 (collateralized by various Common Stocks, and various U.S. Government Obligations, 4.000% due 03/20/2045 - 08/20/2045, valued at $103,635,030); expected proceeds $100,196,667 (f)	0.590%	04/01/2016	07/08/2016	$100,000,000	$100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various Common Stocks, valued at $189,000,006); expected proceeds $175,231,875 (f)	0.530%	04/01/2016	06/29/2016	175,000,000	175,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2016 (collateralized by various Asset Backed Securities, 0.733% - 1.836% due 09/15/2020 - 01/30/2045, valued at $32,401,557); expected proceeds $30,063,500 (f)	0.635%	07/26/2016	07/26/2016	30,000,000	30,000,000
TOTAL OTHER REPURCHASE AGREEMENTS						410,000,000

	TREASURY REPURCHASE AGREEMENTS — 13.0%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 04/28/2016, U.S. Treasury Bonds, 3.500% - 4.750% due 02/15/2037 - 02/15/2039, and a U.S. Treasury Note, 0.875% due 03/31/2018, valued at $104,040,049); expected proceeds $102,000,850	0.300%	04/05/2016	04/05/2016	102,000,000	102,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Bonds, 4.500% - 8.125% due 05/15/2021 - 08/15/2039, and U.S. Treasury Notes, 1.125% - 2.750% due 12/31/2019 - 02/15/2024, valued at $3,049,021,226); expected proceeds $ 3,049,021,174	0.250%	04/01/2016	04/01/2016	$3,049,000,000	$3,049,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						3,151,000,000

TOTAL INVESTMENTS(g)(h) — 102.0%						24,731,116,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%						(478,519,542)

NET ASSETS — 100.0%						$24,252,596,717

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 29.4% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2016.
(d)	The rate shown is the yield-to-maturity from date of acquisition.
(e)	Rate represents annualized yield at date of purchase.
(f)	Illiquid security. These securities represent 1.7% of net assets as of March 31, 2016.
(g)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(h)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending Prime Portfolio
Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended March 31, 2016.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 10.2%
P-1, A-1	Atlantic Asset Securitization LLC (a)(b)	0.450%	04/04/2016	04/04/2016	$25,000,000	$24,999,063
P-1, A-1	Cancara Asset Securitization LLC (b)	0.600%	06/28/2016	06/28/2016	50,000,000	49,926,667
P-1, A-1	Collateralized Commercial Paper II Co. LLC (a)(b)	0.380%	04/06/2016	04/06/2016	66,970,000	66,966,465
P-1, A-1+	Kells Funding LLC (a)(b)	0.591%	07/01/2016	07/01/2016	35,000,000	34,949,522
P-1, A-1+	Kells Funding LLC (a)(b)	0.601%	05/13/2016	05/13/2016	50,000,000	49,965,583
P-1, A-1+	Kells Funding LLC (a)(b)	0.601%	05/18/2016	05/18/2016	25,000,000	24,980,417
P-1, A-1	Liberty Street Funding LLC (a)(b)	0.611%	04/27/2016	04/27/2016	50,000,000	49,985,556
TOTAL ASSET BACKED COMMERCIAL PAPER						301,773,273

	CERTIFICATES OF DEPOSIT — 34.2%
P-1, A-1	Bank of Montreal	0.300%	04/05/2016	04/05/2016	13,000,000	13,000,000
P-1, A-1	Bank of Montreal	0.560%	07/05/2016	07/05/2016	14,000,000	14,000,000
P-1, A-1	Bank of Montreal	0.600%	04/08/2016	04/08/2016	16,000,000	16,000,000
P-1, A-1	Bank of Montreal (c)	0.788%	04/08/2016	07/08/2016	9,000,000	9,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.410%	04/29/2016	04/29/2016	35,000,000	35,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.650%	06/23/2016	06/23/2016	25,000,000	25,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	06/01/2016	06/01/2016	50,000,000	50,000,000
P-1, A-1	BNP Paribas	0.600%	06/03/2016	06/03/2016	35,000,000	35,000,000
P-1, A-1	BNP Paribas	0.670%	06/03/2016	06/03/2016	25,000,000	25,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.310%	04/05/2016	04/05/2016	14,000,000	14,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.310%	04/06/2016	04/06/2016	20,000,000	20,000,000
P-1, A-1	Citibank NA	0.600%	04/04/2016	04/04/2016	75,000,000	75,000,000
P-1, A-1	Citibank NA	0.640%	06/02/2016	06/02/2016	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.720%	05/02/2016	05/02/2016	75,000,000	75,000,000
P-1, A-1	ING Bank NV	0.700%	05/20/2016	05/20/2016	25,000,000	25,000,000
P-1, A-1	ING Bank NV	0.720%	07/01/2016	07/01/2016	75,000,000	75,000,000
P-1, A-1	KBC Bank NV	0.380%	04/05/2016	04/05/2016	50,000,000	50,000,000
P-1, A-1+	National Australia Bank Ltd.	0.611%	06/14/2016	06/14/2016	50,000,000	50,000,512
P-1, A-1	Norinchukin Bank	0.380%	04/18/2016	04/18/2016	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.400%	04/13/2016	04/13/2016	50,000,000	49,999,832
P-1, A-1	Standard Chartered Bank	0.620%	04/21/2016	04/21/2016	16,000,000	16,000,000
P-1, A-1	Standard Chartered Bank	0.620%	04/22/2016	04/22/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.610%	05/17/2016	05/17/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.670%	04/01/2016	04/01/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	07/21/2016	07/21/2016	25,000,000	24,999,999
P-1, A-1+	Svenska Handelsbanken AB	0.655%	04/01/2016	04/01/2016	17,000,000	17,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.732%	07/01/2016	07/01/2016	50,000,000	50,000,631
P-1, A-1+	Toronto Dominion Bank	0.651%	04/04/2016	04/04/2016	20,000,000	20,000,071
P-1, A-1	UBS AG	0.690%	06/13/2016	06/13/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.755%	04/01/2016	07/01/2016	25,000,000	25,001,265
TOTAL CERTIFICATES OF DEPOSIT						1,009,002,310

	FINANCIAL COMPANY COMMERCIAL PAPER — 33.6%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(b)	0.571%	04/19/2016	04/19/2016	25,000,000	24,992,875
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(b)	0.571%	05/03/2016	05/03/2016	50,000,000	49,974,666
P-1, A-1	BNP Paribas (b)	0.601%	06/06/2016	06/06/2016	35,000,000	34,961,500
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.591%	05/24/2016	05/24/2016	25,000,000	24,978,285
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	0.561%	04/12/2016	04/12/2016	12,000,000	11,997,947
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.400%	04/01/2016	04/01/2016	25,000,000	25,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.581%	04/25/2016	04/25/2016	$20,000,000	$19,992,267
P-1, A-1	DnB Bank ASA (a)(b)	0.672%	07/05/2016	07/05/2016	25,000,000	24,955,799
P-1, A-1	DnB Bank ASA (a)(b)	0.680%	07/20/2016	07/20/2016	15,000,000	14,968,604
P-1, A-1	DnB Bank ASA (a)(b)	0.636%	06/10/2016	06/10/2016	12,000,000	11,985,183
P-1, A-1	DnB Bank ASA (a)(b)	0.672%	07/05/2016	07/05/2016	15,000,000	14,973,479
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.601%	05/06/2016	05/06/2016	35,000,000	34,979,583
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.636%	07/13/2016	07/13/2016	40,000,000	39,927,328
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.652%	06/23/2016	06/23/2016	40,000,000	39,940,056
P-1, A-1+	HSBC Bank PLC (a)(c)	0.803%	04/25/2016	07/25/2016	50,000,000	50,000,000
P-1, A-1+	Kreditanstalt fuer Wieerauflabu (a)(b)	0.400%	04/12/2016	04/12/2016	45,000,000	44,994,500
P-1, A-1+	Kreditanstalt fuer Wieerauflabu (a)(b)	0.631%	04/21/2016	04/21/2016	50,000,000	49,988,889
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(b)	0.561%	04/20/2016	04/20/2016	25,000,000	24,992,347
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(b)	0.651%	05/12/2016	05/12/2016	50,000,000	49,967,542
P-1, A-1+	Nordea Bank AB (a)(b)	0.400%	04/01/2016	04/01/2016	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB (a)(b)	0.662%	06/30/2016	06/30/2016	10,000,000	9,986,750
P-1, A-1+	NRW.Bank (a)(b)	0.440%	04/01/2016	04/01/2016	25,000,000	25,000,000
P-1, A-1+	PSP Capital, Inc. (a)(b)	0.440%	05/10/2016	05/10/2016	25,000,000	24,983,208
P-1, A-1+	PSP Capital, Inc. (a)(b)	0.621%	05/09/2016	05/09/2016	75,000,000	74,951,708
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.667%	07/15/2016	07/15/2016	50,000,000	49,903,021
P-1, A-1	Societe Generale (b)	0.610%	08/01/2016	08/01/2016	32,000,000	31,927,342
P-1, A-1	Standard Chartered Bank (a)(b)	0.651%	04/06/2016	04/06/2016	45,000,000	44,995,938
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.702%	05/18/2016	05/18/2016	25,000,000	24,980,090
P-1, A-1+	Swedbank AB (b)	0.677%	07/08/2016	07/08/2016	40,000,000	39,926,500
P-1, A-1+	Westpac Banking Corp (a)(c)	0.791%	04/05/2016	07/05/2016	25,000,000	25,006,111
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						995,231,518

	OTHER COMMERCIAL PAPER — 4.4%
P-1, A-1+	Apple, Inc. (a)(b)	0.260%	04/13/2016	04/13/2016	15,000,000	14,998,700
P-1, A-1	Electricite De France SA (a)(b)	0.611%	04/25/2016	04/25/2016	40,000,000	39,983,733
P-1, A-1+	Microsoft Corp. (a)(b)	0.415%	04/20/2016	04/20/2016	50,000,000	49,992,083
P-1, A-1+	Nestle Cap Corp. (a)(b)	0.591%	07/06/2016	07/06/2016	25,000,000	24,960,667
TOTAL OTHER COMMERCIAL PAPER						129,935,183

	GOVERNMENT AGENCY DEBT — 2.3%
P-1, A-1+	Federal Home Loan Bank (d)	0.080%	04/01/2016	04/01/2016	4,000,000	4,000,000
P-1, A-1+	Federal Home Loan Bank (d)	0.325%	04/06/2016	04/06/2016	22,000,000	21,999,007
P-1, A-1+	Federal Home Loan Bank (d)	0.343%	04/20/2016	04/20/2016	25,000,000	24,995,474
P-1, A-1+	Federal National Mortgage Assoc. (d)	0.150%	04/01/2016	04/01/2016	18,000,000	18,000,000
TOTAL GOVERNMENT AGENCY DEBT						68,994,481

	OTHER NOTES — 9.4%
P-1, A-1	Bank of America NA	0.590%	05/10/2016	05/10/2016	50,000,000	50,004,844
P-1, A-1	Bank of America NA (c)	0.609%	04/01/2016	07/01/2016	26,000,000	26,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.300%	04/01/2016	04/01/2016	25,000,000	25,000,000
P-1, A-1	BNP Paribas SA	0.220%	04/01/2016	04/01/2016	30,000,000	30,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.250%	04/01/2016	04/01/2016	35,000,000	35,000,000
P-1, A-1	Lloyds Bank PLC	0.250%	04/01/2016	04/01/2016	80,820,000	80,820,000
P-1, A-1+	National Australia Bank Ltd.	0.230%	04/01/2016	04/01/2016	32,000,000	32,000,000
TOTAL OTHER NOTES						278,824,844

	TREASURY DEBT — 3.1%
P-1, A-1+	U.S. Treasury Bill (d)	0.200%	04/28/2016	04/28/2016	10,750,000	10,748,387

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (d)	0.275%	04/07/2016	04/07/2016	$5,000,000	$4,999,763
P-1, A-1+	U.S. Treasury Bill (d)	0.275%	05/26/2016	05/26/2016	10,000,000	9,995,378
P-1, A-1+	U.S. Treasury Bill (d)	0.280%	06/09/2016	06/09/2016	6,000,000	5,996,423
P-1, A-1+	U.S. Treasury Bill (d)	0.280%	04/14/2016	04/14/2016	3,000,000	2,999,697
P-1, A-1+	U.S. Treasury Bill (d)	0.283%	04/07/2016	04/07/2016	5,000,000	4,999,765
P-1, A-1+	U.S. Treasury Bill (d)	0.283%	06/02/2016	06/02/2016	4,000,000	3,997,761
P-1, A-1+	U.S. Treasury Bill (d)	0.283%	04/14/2016	04/14/2016	1,000,000	999,897
P-1, A-1+	U.S. Treasury Bill (d)	0.283%	05/12/2016	05/12/2016	15,000,000	14,994,619
P-1, A-1+	U.S. Treasury Bill (d)	0.283%	04/14/2016	04/14/2016	5,000,000	4,999,490
P-1, A-1+	U.S. Treasury Bill (d)	0.285%	06/02/2016	06/02/2016	1,000,000	999,445
P-1, A-1+	U.S. Treasury Bill (d)	0.285%	04/07/2016	04/07/2016	5,000,000	4,999,771
P-1, A-1+	U.S. Treasury Bill (d)	0.285%	04/14/2016	04/14/2016	1,000,000	999,898
P-1, A-1+	U.S. Treasury Bill (d)	0.300%	04/28/2016	04/28/2016	4,250,000	4,249,335
P-1, A-1+	U.S. Treasury Bill (d)	0.315%	06/09/2016	06/09/2016	14,000,000	13,991,547
TOTAL TREASURY DEBT						89,971,176

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.4%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Government Agency, 4.000% due 9/20/2045, valued at $36,720,000); expected proceeds $36,000,300	0.300%	04/01/2016	04/01/2016	36,000,000	36,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Agencies, 3.500% - 7.000% due 09/01/2022 - 02/01/2045, valued at $65,280,000); expected proceeds $64,000,587	0.330%	04/01/2016	04/01/2016	64,000,000	64,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						100,000,000

	TREASURY REPURCHASE AGREEMENTS — 0.9%
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Note, 2.375% due 01/15/2017, valued at $25,500,078); expected proceeds $25,000,194	0.280%	04/01/2016	04/01/2016	25,000,000	25,000,000

TOTAL INVESTMENTS(e)(f) — 101.5%						2,998,732,785
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%						(43,334,671)

NET ASSETS — 100.0%						$2,955,398,114

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 43.0% of net assets as of March 31, 2016.

(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2016.
(d)	Rate represents annualized yield at date of purchase.
(e)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended March 31, 2016.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 8.3%
P-1, A-1	Antalis SA (a)(b)	0.671%	06/02/2016	06/02/2016	$55,070,000	$55,006,455
P-1, A-1	Atlantic Asset Securitization LLC (a)(b)	0.450%	04/04/2016	04/04/2016	60,000,000	59,997,750
P-1, A-1	Atlantic Asset Securitization LLC (a)(b)	0.621%	05/20/2016	05/20/2016	50,000,000	49,957,806
P-1, A-1	Atlantic Asset Securitization LLC (a)(b)	0.621%	05/24/2016	05/24/2016	60,000,000	59,945,233
P-1, A-1+	Kells Funding LLC (a)(b)	0.581%	05/05/2016	05/05/2016	50,000,000	49,972,611
P-1, A-1+	Kells Funding LLC (a)(b)	0.590%	07/01/2016	07/01/2016	55,000,000	54,920,678
P-1, A-1+	Kells Funding LLC (a)(b)	0.601%	05/17/2016	05/17/2016	50,000,000	49,961,667
P-1, A-1+	Kells Funding LLC (a)(b)	0.601%	05/18/2016	05/18/2016	75,000,000	74,941,250
P-1, A-1+	Kells Funding LLC (a)(b)	0.611%	06/06/2016	06/06/2016	18,000,000	17,979,870
P-1, A-1	Liberty Funding LLC (a)(b)	0.611%	05/12/2016	05/12/2016	25,000,000	24,982,632
P-1, A-1	Liberty Funding LLC (a)(b)	0.670%	07/07/2016	07/07/2016	75,000,000	74,864,604
P-1, A-1	Liberty Funding LLC (a)(b)	0.682%	06/29/2016	06/29/2016	55,000,000	54,907,539
P-1, A-1	Ridgefield Funding Co. LLC (a)(b)	0.440%	05/02/2016	05/02/2016	50,000,000	49,981,055
TOTAL ASSET BACKED COMMERCIAL PAPER						677,419,150

	CERTIFICATES OF DEPOSIT — 41.4%
P-1, A-1	Bank of Montreal	0.300%	04/05/2016	04/05/2016	38,000,000	38,000,000
P-1, A-1	Bank of Montreal	0.300%	04/06/2016	04/06/2016	40,000,000	40,000,000
P-1, A-1	Bank of Montreal	0.560%	07/05/2016	07/05/2016	40,000,000	40,000,000
P-1, A-1	Bank of Nova Scotia	0.621%	04/07/2016	04/07/2016	90,000,000	90,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.631%	04/05/2016	05/05/2016	65,000,000	65,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.380%	04/01/2016	04/01/2016	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.650%	06/23/2016	06/23/2016	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	05/04/2016	05/04/2016	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	05/05/2016	05/05/2016	50,000,000	50,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.700%	06/01/2016	06/01/2016	30,000,000	30,000,000
P-1, A-1	BNP Paribas	0.600%	06/03/2016	06/03/2016	60,000,000	60,000,000
P-1, A-1	BNP Paribas	0.670%	06/03/2016	06/03/2016	35,000,000	35,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.310%	04/05/2016	04/05/2016	41,000,000	41,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.310%	04/06/2016	04/06/2016	56,000,000	56,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.791%	04/18/2016	08/17/2016	100,000,000	100,000,000
P-1, A-1	Citibank NA	0.640%	06/02/2016	06/02/2016	85,000,000	85,000,000
P-1, A-1	Citibank NA	0.650%	05/20/2016	05/20/2016	50,000,000	50,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.720%	05/02/2016	05/02/2016	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.810%	06/07/2016	06/07/2016	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.700%	06/02/2016	06/02/2016	75,000,000	75,000,000
P-1, A-1	ING Bank NV	0.700%	06/03/2016	06/03/2016	125,000,000	125,000,000
P-1, A-1	KBC Bank NV	0.380%	04/05/2016	04/05/2016	100,000,000	100,000,000
P-1, A-1	Lloyds Bank PLC	0.620%	06/07/2016	06/07/2016	50,000,000	50,000,000
P-1, A-1	Lloyds Bank PLC (c)	0.823%	04/28/2016	08/03/2016	40,000,000	40,000,000
P-1, A-1	Norinchukin Bank	0.400%	04/07/2016	04/07/2016	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.400%	04/29/2016	04/29/2016	75,000,000	75,000,000
P-1, A-1	Norinchukin Bank	0.430%	04/06/2016	04/06/2016	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.630%	04/07/2016	04/07/2016	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.650%	07/07/2016	07/07/2016	33,000,000	33,003,544
P-1, A-1	Rabobank Nederland NV	0.608%	04/13/2016	04/13/2016	40,000,000	40,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.753%	04/04/2016	10/03/2016	75,000,000	75,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.791%	04/18/2016	09/16/2016	75,000,000	75,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.792%	04/12/2016	09/12/2016	75,000,000	75,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.578%	04/13/2016	05/13/2016	18,000,000	18,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Royal Bank of Canada (c)	0.582%	04/20/2016	05/20/2016	$35,000,000	$35,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.791%	04/05/2016	07/05/2016	50,000,000	50,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.791%	04/07/2016	07/07/2016	60,000,000	60,000,000
P-1, A-1	Societe Generale	0.610%	05/02/2016	05/02/2016	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.610%	05/17/2016	05/17/2016	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.670%	04/01/2016	04/01/2016	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	05/26/2016	05/26/2016	50,000,000	49,999,619
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	06/15/2016	06/15/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	07/21/2016	07/21/2016	50,000,000	49,999,998
P-1, A-1+	Toronto Dominion Bank	0.490%	05/19/2016	05/19/2016	75,000,000	75,000,000
P-1, A-1+	Toronto Dominion Bank	0.599%	04/01/2016	04/01/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank	0.601%	04/05/2016	04/05/2016	20,000,000	20,000,000
P-1, A-1+	Toronto Dominion Bank	0.620%	04/18/2016	04/18/2016	19,600,000	19,600,000
P-1, A-1+	Toronto Dominion Bank	0.651%	05/05/2016	05/05/2016	33,000,000	33,000,000
P-1, A-1	UBS AG	0.690%	06/13/2016	06/13/2016	35,000,000	35,000,000
P-1, A-1	UBS AG (c)	0.695%	04/04/2016	05/03/2016	125,000,000	125,000,000
P-1, A-1	UBS AG	0.760%	05/31/2016	05/31/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.590%	04/01/2016	04/04/2016	12,000,000	12,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.590%	04/01/2016	04/08/2016	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.785%	04/04/2016	09/02/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.791%	04/07/2016	09/07/2016	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT						3,390,603,161

	FINANCIAL COMPANY COMMERCIAL PAPER — 28.1%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (b)(c)	0.548%	04/04/2016	05/04/2016	27,000,000	26,999,873
P-1, A-1	BNP Paribas (a)	0.360%	04/04/2016	04/04/2016	105,000,000	104,996,850
P-1, A-1	BNP Paribas (a)	0.601%	06/06/2016	06/06/2016	35,000,000	34,961,500
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.591%	05/24/2016	05/24/2016	100,000,000	99,913,139
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.601%	07/05/2016	07/05/2016	50,000,000	49,920,833
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	0.613%	04/26/2016	04/26/2016	18,000,000	18,000,000
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.400%	04/01/2016	04/01/2016	75,000,000	75,000,000
P-1, A-1+	DBS Bank Ltd. (a)(b)	0.400%	04/04/2016	04/04/2016	50,000,000	49,998,333
P-1, A-1	DnB Bank ASA (a)(b)	0.672%	07/05/2016	07/05/2016	81,430,000	81,286,027
P-1, A-1	DnB Bank ASA (a)(b)	0.732%	06/17/2016	06/17/2016	100,000,000	99,843,861
P-1, A-1	DnB Bank ASA (a)(b)	0.636%	06/10/2016	06/10/2016	31,000,000	30,961,724
P-1, A-1	DnB Bank ASA (a)(b)	0.672%	07/05/2016	07/05/2016	50,000,000	49,911,597
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.652%	06/23/2016	06/23/2016	60,000,000	59,910,083
P-1, A-1+	GE Capital Treasury Services US LLC (a)	0.320%	04/04/2016	04/04/2016	110,000,000	109,997,067
P-1, A-1+	HSBC Bank PLC (b)(c)	0.803%	04/25/2016	07/25/2016	100,000,000	100,000,000
P-1, A-1+	National Australia Bank Ltd. (a)(b)	0.611%	04/06/2016	04/06/2016	31,000,000	31,000,000
P-1, A-1+	National Australia Bank Ltd. (b)(c)	0.768%	04/04/2016	08/04/2016	50,000,000	50,000,000
P-1, A-1+	Nederlandse Waterschapsbank NV (a)(b)	0.651%	05/25/2016	05/25/2016	75,000,000	74,926,875
P-1, A-1+	Nordea Bank AB (a)(b)	0.400%	04/01/2016	04/01/2016	35,000,000	35,000,000
P-1, A-1+	Nordea Bank AB (a)(b)	0.616%	06/14/2016	06/14/2016	50,000,000	49,936,792
P-1, A-1+	Nordea Bank AB (a)(b)	0.616%	06/13/2016	06/13/2016	50,000,000	49,937,646
P-1, A-1+	Novartis Finance Corp. (a)(b)	0.410%	04/20/2016	04/20/2016	25,000,000	24,994,590
P-1, A-1+	Novartis Securities Investment Ltd. (a)(b)	0.380%	04/01/2016	04/01/2016	18,000,000	18,000,000
P-1, A-1+	Novartis Securities Investment Ltd. (a)(b)	0.410%	04/06/2016	04/06/2016	40,700,000	40,697,682
P-1, A-1+	NRW.Bank (a)(b)	0.435%	04/21/2016	04/21/2016	100,000,000	99,975,833

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	NRW.Bank (a)(b)	0.440%	04/08/2016	04/08/2016	$125,000,000	$124,989,306
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.672%	07/05/2016	07/05/2016	29,000,000	28,948,726
P-1, A-1	Societe Generale (a)	0.290%	04/01/2016	04/01/2016	40,000,000	40,000,000
P-1, A-1	Societe Generale (a)(b)	0.611%	05/02/2016	05/02/2016	50,000,000	49,973,736
P-1, A-1	Societe Generale (a)(b)	0.672%	05/05/2016	05/05/2016	50,000,000	49,968,361
P-1, A-1	Societe Generale (a)	0.702%	07/01/2016	07/01/2016	47,000,000	46,916,836
P-1, A-1	Standard Chartered Bank (a)(b)	0.621%	04/20/2016	04/20/2016	55,000,000	54,982,003
P-1, A-1	Standard Chartered Bank (a)(b)	0.651%	04/11/2016	04/11/2016	55,000,000	54,990,070
P-1, A-1	Standard Chartered Bank (a)(b)	0.651%	04/01/2016	04/01/2016	145,000,000	145,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(b)	0.702%	05/19/2016	05/19/2016	25,000,000	24,976,667
P-1, A-1+	Svenska Handelsbanken AB (a)(b)	0.732%	06/07/2016	06/07/2016	100,000,000	99,864,139
P-1, A-1+	Swedbank AB (a)	0.677%	07/06/2016	07/06/2016	36,000,000	35,935,200
P-1, A-1+	Swedbank AB (a)	0.677%	07/08/2016	07/08/2016	44,000,000	43,919,150
P-1, A-1+	Westpac Banking Corp. (a)(b)	0.552%	04/21/2016	04/21/2016	32,000,000	32,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,298,634,499

	OTHER COMMERCIAL PAPER — 1.0%
P-1, A-1	Electricite De France SA (a)(b)	0.611%	04/25/2016	04/25/2016	85,000,000	84,965,433

	GOVERNMENT AGENCY DEBT — 4.5%
P-1, A-1+	Federal Home Loan Bank (d)	0.080%	04/01/2016	04/01/2016	37,000,000	37,000,000
P-1, A-1	Federal Home Loan Bank (d)	0.300%	05/12/2016	05/12/2016	25,000,000	24,991,458
P-1, A-1+	Federal Home Loan Bank (d)	0.308%	05/18/2016	05/18/2016	25,000,000	24,989,947
P-1, A-1+	Federal Home Loan Bank (d)	0.325%	04/06/2016	04/06/2016	55,000,000	54,997,518
P-1, A-1+	Federal Home Loan Bank (d)	0.334%	05/04/2016	05/04/2016	55,000,000	54,983,161
P-1, A-1+	Federal Home Loan Bank (d)	0.340%	04/01/2016	04/01/2016	58,000,000	58,000,000
P-1, A-1+	Federal Home Loan Bank (d)	0.343%	04/20/2016	04/20/2016	65,000,000	64,988,233
P-1, A-1+	Federal National Mortgage Assoc. (d)	0.150%	04/01/2016	04/01/2016	51,000,000	51,000,000
TOTAL GOVERNMENT AGENCY DEBT						370,950,317

	OTHER NOTES — 11.3%
P-1, A-1	Bank of America NA (c)	0.622%	04/05/2016	05/19/2016	100,000,000	100,000,000
P-1, A-1	Bank of America NA	0.660%	07/07/2016	07/07/2016	20,000,000	20,003,740
P-1, A-1	Bank of America NA (c)	0.785%	04/18/2016	08/30/2016	35,000,000	35,000,000
P-1, A-1	Bank of America NA (c)	0.786%	04/15/2016	08/15/2016	50,000,000	50,000,000
P-1, A-1	BNP Paribas	0.250%	04/01/2016	04/01/2016	30,154,000	30,154,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.230%	04/01/2016	04/01/2016	100,000,000	100,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.836%	06/07/2016	08/05/2016	75,000,000	75,000,000
P-1, A-1	Lloyds Bank PLC	0.260%	04/01/2016	04/01/2016	173,320,000	173,320,000
P-1, A-1+	National Australia Bank Ltd.	0.220%	04/01/2016	04/01/2016	125,000,000	125,000,000
P-1, A-1+	Royal Bank of Canada (b)(c)	0.737%	04/07/2016	08/08/2016	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)	0.230%	04/01/2016	04/01/2016	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.682%	04/20/2016	08/19/2016	59,000,000	59,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.755%	06/10/2016	08/09/2016	40,000,000	40,000,000
TOTAL OTHER NOTES						922,477,740

	TREASURY DEBT — 2.1%
P-1, A-1+	U.S. Treasury Bill (d)	0.275%	04/07/2016	04/07/2016	65,000,000	64,997,021
P-1, A-1+	U.S. Treasury Bill (d)	0.283%	04/07/2016	04/07/2016	60,000,000	59,997,175

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (d)	0.285%	04/07/2016	04/07/2016	$50,000,000	$49,997,625
TOTAL TREASURY DEBT						174,991,821

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.4%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Government Agency, 4.000% due 09/20/2045 valued at $51,000,000); expected proceeds $50,000,417	0.300%	04/01/2016	04/01/2016	50,000,000	50,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Agencies, 2.500% - 4.000% due 02/01/2026 - 03/01/2046 valued at $86,700,771); expected proceeds $85,000,756	0.320%	04/01/2016	04/01/2016	85,000,000	85,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Agencies, 3.000% - 5.500% due 04/01/2026 - 04/01/2046 valued at $108,120,000); expected proceeds $106,000,972	0.330%	04/01/2016	04/01/2016	106,000,000	106,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Agencies, 4.000% - 5.000% due 09/01/2029 - 09/01/2045 valued at $73,440,000); expected proceeds $72,000,600	0.300%	04/01/2016	04/01/2016	72,000,000	72,000,000

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various U.S. Government Agencies, 3.500% - 4.500% due 04/20/2043 - 01/20/2045 valued at $51,000,000); expected proceeds $50,000,472	0.340%	04/01/2016	04/01/2016	$50,000,000	$50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						363,000,000

	OTHER REPURCHASE AGREEMENTS — 1.8%
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2016 (collateralized by various Common Stocks valued at $162,013,577); expected proceeds $150,377,500 (e)	0.755%	07/26/2016	07/26/2016	150,000,000	150,000,000

	TREASURY REPURCHASE AGREEMENTS — 1.2%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2037, U.S. Treasury Inflation Index Bonds, 0.750% - 3.375% due 04/15/2032 - 02/15/2045 and U.S. Treasury Notes, 0.625% - 1.750% due 12/15/2016 - 03/31/2023 valued at $76,500,044); expected proceeds $75,000,625	0.300%	04/01/2016	04/01/2016	75,000,000	75,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Note, 1.500% due 03/31/2023 valued at $25,500,006); expected proceeds $25,000,194	0.280%	04/01/2016	04/01/2016	25,000,000	25,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						100,000,000

TOTAL INVESTMENTS(f)(g) — 104.1%						8,533,042,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%						(339,259,364)

NET ASSETS — 100.0%						$8,193,782,757

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 29.13% of net assets as of March 31, 2016.

(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2016.
(d)	Rate represents annualized yield at date of purchase.
(e)	Illiquid security. This security represents 1.8% of net assets as of March 31, 2016.
(f)	Also represents the cost for federal tax purposes.
(g)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

See accompanying notes to schedules of investments.

State Street Navigator Securities Lending MET Portfolio
Notes to Schedule of Investments
March 31, 2016 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no transfers between levels for the period ended March 31, 2016.

Item 2.    Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	May 23, 2016

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
(Principal Financial Officer)

Date:	May 23, 2016